Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
As required by Item 402(v) of
Regulation S-K, we
are providing the following information regarding the relationship between “compensation actually paid” or “CAP”, as defined in Item 402(v), and certain financial performance metrics for each of the last four completed fiscal years. In determining the CAP to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2023, 2022, 2021 and 2020 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	SCT Total for PEO (1)	Compensation actually paid to PEO (2)	Average SCT Total for non-PEO NEOs (1)		Average Compensation actually paid to non-PEO NEOs (2)		Value of Initial Fixed $100 Investment based on:		Net Income (in millions) (5)	Adjusted EPS (6)
							TSR (3)	Peer Group TSR (3)(4)

2023	4,428,417	4,504,314	3,143,289		3,235,558		75.89	193.46	$(439.5)	$9.19

2022	4,259,954	2,404,723	2,290,221		724,896		74.95	123.39	$25.2	$12.85

2021	5,190,696	6,087,743	3,148,501		3,608,823		133.58	164.32	$1,033.2	$14.86

2020	3,636,376	3,695,354	2,309,547	(7)	1,966,889	(7)	103.35	120.37	$515.6	$8.83

(1)	The PEO and the non-PEO NEOs for each year are as follows:

a.	2023: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock, non-PEO NEOs.

b.	2022: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock, non-PEO NEOs.

c.
2021: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock and Frank H. Boykin,
non-PEO
NEOs. Mr. Boykin served the Company as Chief Financial Officer through April 1, 2021. Mr. Boykin did not receive an equity award in 2021.

d.
2020: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock, Frank H. Boykin and Glenn R. Landau,
non-PEO
NEOs. Mr. Landau resigned as Executive Vice President and Chief Financial Officer of the Company in April 2020. Pursuant to the terms of his separation agreement with the Company, Mr. Landau received a payment equal to nine months cash compensation and the continued vesting of 1,878 shares of restricted stock. Mr. Landau did not otherwise receive compensation from the Company after his departure from the Company in 2020. Mr. Boykin had previously served as the Company’s Chief Financial Officer through his retirement on March 31, 2019, and continued to serve as a consultant to the Company following his retirement in March 2019 and until his appointment as Chief Financial Officer on April 15, 2020. Mr. Boykin did not receive an equity award in 2020.

(2)
The CAP was calculated beginning with the PEO’s SCT total and the non-PEO
NEO’s average SCT total for each respective year. The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT total of our PEO and our non-PEO
NEOs.

	2023		2022		2021		2020
Adjustments	PEO	Non-PEO NEOs	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,428,417	3,143,289	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,309,547

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0

CAP Amounts (as calculated)	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

*	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

(3)
The values disclosed in these TSR columns represent the measurement period value of an investment of $100 made on January 1, 2020 as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022 and December 31, 2023.

(4)
The peer group used for purposes of this disclosure is the S&P 500 Household Durables Index, which we also utilize in the stock performance graph provided in our annual report pursuant to Item 201(e) of Regulation
S-K.
For purposes of this disclosure in our 2023 proxy statement, we used the proxy-disclosed peer group used for compensation benchmarking practices and reported in our Compensation Discussion and Analysis in our 2023 proxy statement (the “Prior Peer Group”). We chose to include the TSR of the S&P 500 Household Durables Index because we believe it is a better comparative index than the Prior Peer Group which requires adjustment from time to time due to acquisitions and divestitures. The TSR for the Prior Peer Group for each respective year reported in the table is as follows: $122.96 as of December 31, 2020, $196.28 as of December 31, 2021, $151.52 as of December 31, 2022, and $227.24 as of December 31, 2023.

(5)	Net earnings attributable to Mohawk Industries, Inc. as reported in our Consolidated Statements of Operations included in our Form 10-K.

(6)	Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.

(7)
Reflects an adjustment to Mr. Boykin’s reported base salary for the fiscal year ended December 31, 2020 to account for 8.5 months of base salary compensation, instead of 8 months as previously reported.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The PEO and the non-PEO NEOs for each year are as follows:

a.	2023: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock, non-PEO NEOs.

b.	2022: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock, non-PEO NEOs.

c.
2021: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock and Frank H. Boykin,
non-PEO
NEOs. Mr. Boykin served the Company as Chief Financial Officer through April 1, 2021. Mr. Boykin did not receive an equity award in 2021.

d.
2020: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock, Frank H. Boykin and Glenn R. Landau,
non-PEO
NEOs. Mr. Landau resigned as Executive Vice President and Chief Financial Officer of the Company in April 2020. Pursuant to the terms of his separation agreement with the Company, Mr. Landau received a payment equal to nine months cash compensation and the continued vesting of 1,878 shares of restricted stock. Mr. Landau did not otherwise receive compensation from the Company after his departure from the Company in 2020. Mr. Boykin had previously served as the Company’s Chief Financial Officer through his retirement on March 31, 2019, and continued to serve as a consultant to the Company following his retirement in March 2019 and until his appointment as Chief Financial Officer on April 15, 2020. Mr. Boykin did not receive an equity award in 2020.

Peer Group Issuers, Footnote	The peer group used for purposes of this disclosure is the S&P 500 Household Durables Index, which we also utilize in the stock performance graph provided in our annual report pursuant to Item 201(e) of Regulation
S-K.
	For purposes of this disclosure in our 2023 proxy statement, we used the proxy-disclosed peer group used for compensation benchmarking practices and reported in our Compensation Discussion and Analysis in our 2023 proxy statement (the “Prior Peer Group”). We chose to include the TSR of the S&P 500 Household Durables Index because we believe it is a better comparative index than the Prior Peer Group which requires adjustment from time to time due to acquisitions and divestitures. The TSR for the Prior Peer Group for each respective year reported in the table is as follows: $122.96 as of December 31, 2020, $196.28 as of December 31, 2021, $151.52 as of December 31, 2022, and $227.24 as of December 31, 2023.
PEO Total Compensation Amount	$ 4,428,417	$ 4,259,954	$ 5,190,696	$ 3,636,376
PEO Actually Paid Compensation Amount	$ 4,504,314	2,404,723	6,087,743	3,695,354
Adjustment To PEO Compensation, Footnote

	2023		2022		2021		2020
Adjustments	PEO	Non-PEO NEOs	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,428,417	3,143,289	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,309,547

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0

CAP Amounts (as calculated)	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

Non-PEO NEO Average Total Compensation Amount	$ 3,143,289	2,290,221	3,148,501	2,309,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,235,558	724,896	3,608,823	1,966,889
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021		2020
Adjustments	PEO	Non-PEO NEOs	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,428,417	3,143,289	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,309,547

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0

CAP Amounts (as calculated)	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

Compensation Actually Paid vs. Total Shareholder Return

•	PEO and average non-PEO NEO CAP compared to Company TSR and Peer TSR
In fiscal year 2023, the Company’s TSR increased 1% compared to the prior year period, while the TSR of the Company’s peer group increased 57% compared to the prior year period. The PEO CAP increased 87% compared to the prior year period, and the non-PEO
NEO CAP increased 346% compared to the prior period. In fiscal year 2022, the Company’s TSR decreased 44% compared to the prior year period, while the TSR of the Company’s peer group decreased 25% compared to the prior year period. Similarly, the PEO CAP decreased 60% compared to the prior year period, and the non-PEO
NEO CAP decreased 80% compared to the prior period. In fiscal year 2021, the Company’s TSR increased 29% compared to the prior year period, while the TSR of the Company’s peer group increased 37% compared to the prior year period. Similarly, the PEO CAP increased 65% compared to the prior year period, and the non-PEO
NEO CAP increased 83% compared to the prior period.

Compensation Actually Paid vs. Net Income

•	PEO and average non-PEO NEO CAP compared to Company Net Income
In fiscal year 2023, the Company’s net income decreased 1,803% compared to the prior year period. The PEO CAP increased 87% compared to the prior year period, and the non-PEO
NEO CAP increased 346% compared to the prior period. In fiscal year 2022, the Company’s net income decreased 98% compared to the prior year period. Similarly, the PEO CAP decreased 60% compared to the prior year period, and the non-PEO
NEO CAP decreased 80% compared to the prior period. In fiscal year 2021, the Company’s net income increased 100% compared to the prior year period. Similarly, the PEO CAP increased 65% compared to the prior year period, and the non-PEO
NEO CAP increased 83% compared to the prior period.

Compensation Actually Paid vs. Company Selected Measure

•	PEO and average non-PEO NEO CAP compared to Company Adjusted EPS
In fiscal year 2023, the Company’s Adjusted EPS decreased 28% compared to the prior year period. The PEO CAP increased 87% compared to the prior year period, and the non-PEO
NEO CAP increased 346% compared to the prior period. In fiscal year 2022, the Company’s Adjusted EPS decreased 14% compared to the prior year period. Similarly, the PEO CAP decreased 60% compared to the prior year period, and the non-PEO
NEO CAP decreased 80% compared to the prior period. In fiscal year 2021, the Company’s Adjusted EPS increased 68% compared to the prior year period. Similarly, the PEO CAP increased 65% compared to the prior year period, and the non-PEO
NEO CAP increased 83% compared to the prior period.

Total Shareholder Return Vs Peer Group

•	PEO and average non-PEO NEO CAP compared to Company TSR and Peer TSR
In fiscal year 2023, the Company’s TSR increased 1% compared to the prior year period, while the TSR of the Company’s peer group increased 57% compared to the prior year period. The PEO CAP increased 87% compared to the prior year period, and the non-PEO
NEO CAP increased 346% compared to the prior period. In fiscal year 2022, the Company’s TSR decreased 44% compared to the prior year period, while the TSR of the Company’s peer group decreased 25% compared to the prior year period. Similarly, the PEO CAP decreased 60% compared to the prior year period, and the non-PEO
NEO CAP decreased 80% compared to the prior period. In fiscal year 2021, the Company’s TSR increased 29% compared to the prior year period, while the TSR of the Company’s peer group increased 37% compared to the prior year period. Similarly, the PEO CAP increased 65% compared to the prior year period, and the non-PEO
NEO CAP increased 83% compared to the prior period.

Tabular List, Table	Required Tabular Disclosure of Most Important Measures to Determine 2023 CAP
•	Adjusted EPS

•	Total Stockholder Return (TSR) as compared to the S&P 500

•	Adjusted Operating Income

Total Shareholder Return Amount	$ 75.89	74.95	133.58	103.35
Peer Group Total Shareholder Return Amount	193.46	123.39	164.32	120.37
Net Income (Loss)	$ (439,500,000)	$ 25,200,000	$ 1,033,200,000	$ 515,600,000
Company Selected Measure Amount	9.19	12.85	14.86	8.83
PEO Name	Jeffrey S. Lorberbaum
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Stockholder Return (TSR) as compared to the S&P 500
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Value For Stock Awards Included In SCT Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,069,537)	$ (2,055,992)	$ (1,901,669)	$ (1,364,847)
PEO | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,076,297	1,530,131	1,971,916	1,561,867
PEO | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,392	(872,284)	423,886	44,064
PEO | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,745	(457,087)	402,914	(182,106)
PEO | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Sct Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Value For Stock Awards Included In SCT Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,292,038)	(1,056,428)	(1,594,926)	(664,280)
Non-PEO NEO | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,508	786,225	1,594,330	624,831
Non-PEO NEO | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,194	(1,035,142)	268,176	30,128
Non-PEO NEO | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,605	(259,980)	192,742	(77,216)
Non-PEO NEO | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(256,122)
Non-PEO NEO | Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Sct Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0